Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Non-franchisees [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables	$ 22,331	$ 157,769
Allowance for expected credit losses	(17,866)	(157,769)
Accounts receivables, net	4,465
Franchisees [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables	378,372	404,974
Allowance for expected credit losses	(126,993)	(74,082)
Accounts receivables, net	$ 251,379	$ 330,892